Consolidated Statements of Financial Position	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Assets
Cash	$ 4,617,034	$ 3,113,934
Accounts receivable	315,714	189,434
Prepaid expenses	41,093	25,372
Total Current Assets	4,973,841	3,328,740
Intangible assets	25,262,767	33,463,103
Property and equipment	4,459	9,525
Total Assets	30,241,067	36,801,368
Trade payables and accrued liabilities	401,938	258,515
Related Parties	233,691	450,048
Deferred revenue	140,088	131,794
Enhanced voting preference shares	35,608
Long term loan – current portion	40,769	46,680
Total Current Liabilities	852,094	887,037
Long term loan		38,427
Derivative warrants liabilities	24,517,927	958,146
Derivative for settlement agreement	378,817
Liabilities for employee benefits	100,430	91,533
Total Liabilities	25,849,268	1,975,143
Shareholders’ Equity
Share capital	76,391,417	59,367,042
Shares to be issued		53,567
Share-based payment reserve	1,043,586	711,267
Translation differences reserve	(164,312)	(7,246)
Capital reserve for re-measurement of defined benefit plan	23,534	13,764
Accumulated Deficit	(72,902,426)	(25,312,169)
Total Shareholders’ equity	4,391,799	34,826,225
Total Liabilities and Shareholders’ Equity	$ 30,241,067	$ 36,801,368